Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Line Items]
Cash	R$ 11		R$ 0
Bank balances	10,885		3,541
Deposits	153,199		0
Total	R$ 164,095		3,541	R$ 843	R$ 4,117
Boa Vista Servicos S A [member]
Cash And Cash Equivalents [Line Items]
Cash		R$ 11	11
Bank balances		7,155	253
Deposits		1,167,823	1,382,004
Total		R$ 1,174,989	R$ 1,382,268